Financial Instruments - Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Reconciliation Of Changes In Fair Value Measurement Assets Liabilities [Line Items]
Realized (Gain) Loss	$ 697	$ (155)	$ 1,166	$ (76)
Discontinued Operations [Member]
Disclosure Of Reconciliation Of Changes In Fair Value Measurement Assets Liabilities [Line Items]
Realized (Gain) Loss				$ 16